Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

We are required by SEC rules to disclose information regarding the relationship between “compensation actually paid,” as that term is used in Item 402(v) of Regulation S-K, to our named executive officers (“NEOs”), including Mr. H. Lutnick, who served as our principal executive officer (“PEO”) during the periods described below and the NEOs listed in the following table other than the PEO (the “non-PEO NEOs”), and the financial performance of the Company. The following table sets forth additional compensation information for our PEO and non-PEO NEOs during the periods described below along with total stockholder return (“TSR”), net income, and the “Company Selected Measure,” which we have selected as Total Revenues, each for fiscal years 2020, 2021, 2022, 2023 and 2024. The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” differ significantly from the Summary Compensation Table calculation of compensation, as well as from the way in which we and our Compensation Committee view annual compensation decisions, as discussed in the Compensation Discussion and Analysis. It does not reflect the amount of compensation actually realized or received by our NEOs during the applicable year. Footnote (5) below sets forth the adjustments from the Total Compensation for the PEO and Average Total Compensation for the non-PEO NEOs reported in the Summary Compensation Table to arrive at the values presented for “compensation actually paid” for each of the fiscal years shown.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(5)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(2)(5)	Value of Initial Fixed $100			Total Revenues (in thousands)(4)
					Total Shareholder Return	Peer Group Total Shareholder Return(3)	Net Income (in thousands)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$15,000,000	$16,895,142	$2,699,507	$3,382,160	$163.72	$121.70	$123,228	$2,262,818
2023	$17,044,535	$17,129,973	$2,813,060	$2,875,959	$129.49	$84.99	$38,775	$2,025,401
2022	$13,000,000	$13,098,272	$1,677,060	$1,742,607	$67.10	$66.34	$58,867	$1,795,302
2021	$19,831,245	$19,926,553	$2,144,445	$2,189,041	$81.89	$62.03	$153,488	$2,015,364
2020	$12,000,000	$12,156,610	$2,847,239	$2,906,417	$69.88	$76.07	$50,918	$2,056,761

(1)      The PEO was Mr. H. Lutnick during all periods presented.

(2)      The non-PEO NEOs in fiscal years 2023 and 2024 consisted of Messrs. Merkel, Windeatt, and Hauf. The non-PEO NEOs in fiscal year 2022 consisted of Messrs. Merkel, Windeatt, Hauf and Steven Bisgay. Mr. Bisgay served as Chief Financial Officer of the Company until June 6, 2022, and Mr. Hauf began serving as Chief Financial Officer on that date. When calculating the average compensation for the non-PEO NEOs in fiscal year 2022, each of Messrs. Bisgay and Hauf are included in the denominator of such calculation. The non-PEO NEOs in fiscal year 2021 consisted of Messrs. Merkel, Windeatt, and Bisgay, who each served for the entirety of the year. The non-PEO NEOs in fiscal year 2020 consisted of Messrs. Merkel, Windeatt, Bisgay, and Shaun Lynn. Mr. Lynn served as President of the Company until October 1, 2020, when he became Vice Chairman of the Company and no longer served as an executive officer. Accordingly, when calculating the average compensation for the non-PEO NEOs in fiscal year 2020, Mr. Lynn’s compensation for the entire year is included, as he continued his service to the Company after ceasing to be an executive officer. When calculating Mr. Windeatt’s portion of the average compensation for the non-PEO NEOs for each fiscal year, his portion was calculated using the applicable exchange rate as set forth in the notes to the Summary Compensation Table.

(3)      The peer group consists of Compagnie Financière Tradition SA and TP ICAP Group plc. The returns of the peer group companies have been weighted according to their U.S. dollar stock market capitalization for purposes of arriving at a peer group average. TSR is calculated as the cumulative total stockholder return, on a gross dividend reinvestment basis, of $100 invested in shares of each of the Company and the peer group on December 31, 2019.

(4)      The Company selected Total Revenues to be the most important financial performance measure that is not otherwise required to be disclosed in the table above used by the Company to link “compensation actually paid” to its NEOs for the most recently completed fiscal year to its performance. While Total Revenues was chosen for this table, our executive compensation programs use a balanced portfolio of measures to drive short- and long-term objectives aligned with our strategy and shareholder interests as further described in our Compensation Discussion and Analysis above.

(5)      “Compensation Actually Paid to PEO” in column (c) and “Average Compensation Actually Paid to Non-PEO NEOs” in column (e) reflect the following adjustments from Total Compensation amounts reported in the Summary Compensation Table (all amounts are averages for the non-PEO NEOs).

Because our Incentive Plan bonus opportunities are initially denominated in cash and do not include a right to receive stock, as described in the footnotes to the Summary Compensation Table, when the Compensation Committee decides after the performance year is over to pay a portion of the Incentive Plan awards for such fiscal year in RSUs we present such RSUs as Non-Equity Incentive Plan Compensation in column (g) of the Summary Compensation Table for the performance year rather than as Equity Awards in column (e) of the Summary Compensation Table in the year of grant. To avoid double-counting such awards when calculating “Compensation Actually Paid to PEO” in column (c) and “Average Compensation Actually Paid to Non-PEO NEOs” in column (e), they are neither deducted nor added in the year of grant, consistent with their presentation in the Summary Compensation Table. Similarly, for periods prior to the Corporate Conversion, the adjustments below do not include partnership-unit based awards granted pursuant to the Incentive Plan and reported in column (g) in the Summary Compensation Table in the applicable performance year at full notional value and not subsequently reportable as “Equity Awards” in column (e) of the Summary Compensation Table.

For full fiscal years after the Corporate Conversion, “Compensation Actually Paid to PEO” in column (c) and “Average Compensation Actually Paid to Non-PEO NEOs” in column (e) reflect the following adjustments from Total Compensation amounts reported in the Summary Compensation Table: (i) the dividend or dividend equivalents paid in the applicable period; (ii) the increase or decrease in fair market value of any unvested RSUs or RSAs issued in previous years and held by the PEO or non-PEO NEOs as of December 31 of the applicable period from their fair market value as of December 31 of the prior period; (iii) the increase or decrease from the grant date in fair market value of any unvested RSUs issued in the applicable period held by the PEO and non-PEO NEOs as of December 31 of the applicable period from their grant date; and (iv) the increase or decrease in fair market value from December 31 of the prior year of any RSUs or RSAs issued in previous years that vested during the applicable period.

Adjustments to Determine Compensation Actually Paid to PEO	2024	2023	2022	2021	2020
Deduction for change in actuarial present value of accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	—	—	—	—	—
Increase for aggregate of service cost and prior service cost for all defined benefit and actuarial pension plans reported in the Summary Compensation Table	—	—	—	—	—
Deduction for amounts reported under the “Equity Awards” column in the Summary Compensation Table	—	$(2,044,535)	—	$(7,831,243)	—
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—	—	—
Increase/decrease for change in fair value from grant date of stock and option awards granted during year that are outstanding and unvested as of year-end	$1,895,142	—	—	—	—
Adjustments to Determine Compensation Actually Paid to PEO	2024	2023	2022	2021	2020
Increase/deduction for change in fair value as of year-end (from prior year-end) of stock and option awards granted in any prior year that were outstanding and unvested as of year-end	—	—	—	—	—
Increase for fair value as of vesting date of stock and option awards granted and vested in the same year	—	$2,044,535	—	$7,831,243	—
Increase/deduction for change in fair value as of vesting date (from prior year-end) of stock and option awards granted in any prior year for which all vesting conditions were satisfied during year or at year-end	—	—	—	—	—
Deduction for fair value as of prior year-end of stock and option awards granted in any prior year that were forfeited during year	—	—	—	—	—
Increase for dollar value of any dividends or other earnings paid on stock or option awards in the year prior to the vesting date that are not otherwise included in total compensation for the year	—	$62,899	$87,397	$44,596	$59,178
Total Adjustments	$1,895,142	$62,899	$87,397	$44,596	$59,178
Adjustments to Determine Compensation Actually Paid to Non-PEO NEOs	2024	2023	2022	2021	2020
Deduction for change in actuarial present value of accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	—	—	—	—	—
Increase for aggregate of service cost and prior service cost for all defined benefit and actuarial pension plans reported in the Summary Compensation Table	—	—	—	—	—
Deduction for amounts reported under the “Equity Awards” column in the Summary Compensation Table	—	$(406,908)	—	$(111,565)	$(418,239)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—	—	—
Increase/deduction for change in fair value from grant date of stock and option awards granted during year that are outstanding and unvested as of year-end	$149,256	—	—	—	—
Adjustments to Determine Compensation Actually Paid to Non-PEO NEOs	2024	2023	2022	2021	2020
Increase/deduction for change in fair value as of year-end (from prior year-end) of stock and option awards granted in any prior year that were outstanding and unvested as of year-end	$306,511	—	—	—	—
Increase for fair value as of vesting date of stock and option awards granted and vested in the same year	—	$406,908	—	$111,565	$418,239
Increase/deduction for change in fair value as of vesting date (from prior year-end) of stock and option awards granted in any prior year for which all vesting conditions were satisfied during year or at year-end	—	—	—	—	—
Deduction for fair value as of prior year-end of stock and option awards granted in any prior year that were forfeited during year	$174,057	—	—	—	—
Increase for dollar value of any dividends or other earnings paid on stock or option awards in the year prior to the vesting date that are not otherwise included in total compensation for the year	$52,829	$62,899	$87,397	$44,596	$59,178
Total Adjustments	$682,653	$62,899	$87,397	$44,596	$59,178

Named Executive Officers, Footnote		The non-PEO NEOs in fiscal years 2023 and 2024 consisted of Messrs. Merkel, Windeatt, and Hauf. The non-PEO NEOs in fiscal year 2022 consisted of Messrs. Merkel, Windeatt, Hauf and Steven Bisgay. Mr. Bisgay served as Chief Financial Officer of the Company until June 6, 2022, and Mr. Hauf began serving as Chief Financial Officer on that date. When calculating the average compensation for the non-PEO NEOs in fiscal year 2022, each of Messrs. Bisgay and Hauf are included in the denominator of such calculation. The non-PEO NEOs in fiscal year 2021 consisted of Messrs. Merkel, Windeatt, and Bisgay, who each served for the entirety of the year. The non-PEO NEOs in fiscal year 2020 consisted of Messrs. Merkel, Windeatt, Bisgay, and Shaun Lynn. Mr. Lynn served as President of the Company until October 1, 2020, when he became Vice Chairman of the Company and no longer served as an executive officer. Accordingly, when calculating the average compensation for the non-PEO NEOs in fiscal year 2020, Mr. Lynn’s compensation for the entire year is included, as he continued his service to the Company after ceasing to be an executive officer. When calculating Mr. Windeatt’s portion of the average compensation for the non-PEO NEOs for each fiscal year, his portion was calculated using the applicable exchange rate as set forth in the notes to the Summary Compensation Table.
Peer Group Issuers, Footnote		The peer group consists of Compagnie Financière Tradition SA and TP ICAP Group plc. The returns of the peer group companies have been weighted according to their U.S. dollar stock market capitalization for purposes of arriving at a peer group average. TSR is calculated as the cumulative total stockholder return, on a gross dividend reinvestment basis, of $100 invested in shares of each of the Company and the peer group on December 31, 2019.
PEO Total Compensation Amount	[1]	$ 15,000,000	$ 17,044,535	$ 13,000,000	$ 19,831,245	$ 12,000,000
PEO Actually Paid Compensation Amount	[1],[2]	$ 16,895,142	17,129,973	13,098,272	19,926,553	12,156,610
Adjustment To PEO Compensation, Footnote
Adjustments to Determine Compensation Actually Paid to PEO	2024	2023	2022	2021	2020
Deduction for change in actuarial present value of accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	—	—	—	—	—
Increase for aggregate of service cost and prior service cost for all defined benefit and actuarial pension plans reported in the Summary Compensation Table	—	—	—	—	—
Deduction for amounts reported under the “Equity Awards” column in the Summary Compensation Table	—	$(2,044,535)	—	$(7,831,243)	—
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—	—	—
Increase/decrease for change in fair value from grant date of stock and option awards granted during year that are outstanding and unvested as of year-end	$1,895,142	—	—	—	—
Adjustments to Determine Compensation Actually Paid to PEO	2024	2023	2022	2021	2020
Increase/deduction for change in fair value as of year-end (from prior year-end) of stock and option awards granted in any prior year that were outstanding and unvested as of year-end	—	—	—	—	—
Increase for fair value as of vesting date of stock and option awards granted and vested in the same year	—	$2,044,535	—	$7,831,243	—
Increase/deduction for change in fair value as of vesting date (from prior year-end) of stock and option awards granted in any prior year for which all vesting conditions were satisfied during year or at year-end	—	—	—	—	—
Deduction for fair value as of prior year-end of stock and option awards granted in any prior year that were forfeited during year	—	—	—	—	—
Increase for dollar value of any dividends or other earnings paid on stock or option awards in the year prior to the vesting date that are not otherwise included in total compensation for the year	—	$62,899	$87,397	$44,596	$59,178
Total Adjustments	$1,895,142	$62,899	$87,397	$44,596	$59,178

Non-PEO NEO Average Total Compensation Amount	[3]	$ 2,699,507	2,813,060	1,677,060	2,144,445	2,847,239
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 3,382,160	2,875,959	1,742,607	2,189,041	2,906,417
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to Determine Compensation Actually Paid to Non-PEO NEOs	2024	2023	2022	2021	2020
Deduction for change in actuarial present value of accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	—	—	—	—	—
Increase for aggregate of service cost and prior service cost for all defined benefit and actuarial pension plans reported in the Summary Compensation Table	—	—	—	—	—
Deduction for amounts reported under the “Equity Awards” column in the Summary Compensation Table	—	$(406,908)	—	$(111,565)	$(418,239)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—	—	—
Increase/deduction for change in fair value from grant date of stock and option awards granted during year that are outstanding and unvested as of year-end	$149,256	—	—	—	—
Adjustments to Determine Compensation Actually Paid to Non-PEO NEOs	2024	2023	2022	2021	2020
Increase/deduction for change in fair value as of year-end (from prior year-end) of stock and option awards granted in any prior year that were outstanding and unvested as of year-end	$306,511	—	—	—	—
Increase for fair value as of vesting date of stock and option awards granted and vested in the same year	—	$406,908	—	$111,565	$418,239
Increase/deduction for change in fair value as of vesting date (from prior year-end) of stock and option awards granted in any prior year for which all vesting conditions were satisfied during year or at year-end	—	—	—	—	—
Deduction for fair value as of prior year-end of stock and option awards granted in any prior year that were forfeited during year	$174,057	—	—	—	—
Increase for dollar value of any dividends or other earnings paid on stock or option awards in the year prior to the vesting date that are not otherwise included in total compensation for the year	$52,829	$62,899	$87,397	$44,596	$59,178
Total Adjustments	$682,653	$62,899	$87,397	$44,596	$59,178

Compensation Actually Paid vs. Total Shareholder Return

TSR.    The graphs below show the relationship between (1) “compensation actually paid” to our PEO and the average of “compensation actually paid” to our non-PEO NEOs and our cumulative TSR and (2) our cumulative TSR and peer group TSR, over the five fiscal years ended December 31, 2024.

Compensation Actually Paid vs. Net Income

Net Income.    The graph below shows the relationship between “compensation actually paid” to our PEO and the average of the “compensation actually paid” to our non-PEO NEOs and net income, as reported in our consolidated financial statements, over the five fiscal years ended December 31, 2024.

Compensation Actually Paid vs. Company Selected Measure

Company Selected Measure (CSM).    The graph below shows the relationship between “compensation actually paid” to our PEO and the average of the “compensation actually paid” to our non-PEO NEOs and our Total Revenues over the five fiscal years ended December 31, 2024.

Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Measures Tabular List

The table below lists our most important performance measures, including the Company Selected Measure, used to link “compensation actually paid” for our NEOs to Company performance for the fiscal year ended December 31, 2024. The performance measures included in this table are not ranked by relative importance.

Performance Measures

Total Revenues
Total Fenics Revenues
Pre-tax Adjusted Earnings
Data, Software & Post-Trade Growth
Catalyst Transactions and Hires, Acquisitions, and Strategy Development
Retentive Compensation Considerations

Total Shareholder Return Amount		$ 163.72	129.49	67.1	81.89	69.88
Peer Group Total Shareholder Return Amount	[4]	121.7	84.99	66.34	62.03	76.07
Net Income (Loss)		$ 123,228	$ 38,775	$ 58,867	$ 153,488	$ 50,918
Company Selected Measure Amount	[5]	2,262,818	2,025,401	1,795,302	2,015,364	2,056,761
PEO Name		Mr. H. Lutnick
Measure:: 1
Pay vs Performance Disclosure
Name		Total Revenues
Measure:: 2
Pay vs Performance Disclosure
Name		Total Fenics Revenues
Measure:: 3
Pay vs Performance Disclosure
Name		Pre-tax Adjusted Earnings
Measure:: 4
Pay vs Performance Disclosure
Name		Data, Software & Post-Trade Growth
Measure:: 5
Pay vs Performance Disclosure
Name		Catalyst Transactions and Hires, Acquisitions, and Strategy Development
Measure:: 6
Pay vs Performance Disclosure
Name		Retentive Compensation Considerations
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 1,895,142	$ 62,899	$ 87,397	$ 44,596	$ 59,178
PEO | Deduction for change in actuarial present value of accumulated benefit under all defined benefit and actuarial pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Increase for aggregate of service cost and prior service cost for all defined benefit and actuarial pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Deduction for amounts reported under the “Equity Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,044,535)		(7,831,243)
PEO | Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Increase/decrease for change in fair value from grant date of stock and option awards granted during year that are outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,895,142
PEO | Increase/deduction for change in fair value as of year-end (from prior year-end) of stock and option awards granted in any prior year that were outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Increase for fair value as of vesting date of stock and option awards granted and vested in the same year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,044,535		7,831,243
PEO | Increase/deduction for change in fair value as of vesting date (from prior year-end) of stock and option awards granted in any prior year for which all vesting conditions were satisfied during year or at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Deduction for fair value as of prior year-end of stock and option awards granted in any prior year that were forfeited during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Increase for dollar value of any dividends or other earnings paid on stock or option awards in the year prior to the vesting date that are not otherwise included in total compensation for the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			62,899	87,397	44,596	59,178
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Deduction for change in actuarial present value of accumulated benefit under all defined benefit and actuarial pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Increase for aggregate of service cost and prior service cost for all defined benefit and actuarial pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Deduction for amounts reported under the “Equity Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(406,908)		(111,565)	(418,239)
Non-PEO NEO | Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Increase/deduction for change in fair value as of year-end (from prior year-end) of stock and option awards granted in any prior year that were outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		306,511
Non-PEO NEO | Increase for fair value as of vesting date of stock and option awards granted and vested in the same year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			406,908		111,565	418,239
Non-PEO NEO | Increase/deduction for change in fair value as of vesting date (from prior year-end) of stock and option awards granted in any prior year for which all vesting conditions were satisfied during year or at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Deduction for fair value as of prior year-end of stock and option awards granted in any prior year that were forfeited during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		174,057
Non-PEO NEO | Increase for dollar value of any dividends or other earnings paid on stock or option awards in the year prior to the vesting date that are not otherwise included in total compensation for the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		52,829	62,899	87,397	44,596	59,178
Non-PEO NEO | Increase/deduction for change in fair value from grant date of stock and option awards granted during year that are outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		149,256
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 682,653	$ 62,899	$ 87,397	$ 44,596	$ 59,178

[1]	The PEO was Mr. H. Lutnick during all periods presented.
[2]	“Compensation Actually Paid to PEO” in column (c) and “Average Compensation Actually Paid to Non-PEO NEOs” in column (e) reflect the following adjustments from Total Compensation amounts reported in the Summary Compensation Table (all amounts are averages for the non-PEO NEOs).

Because our Incentive Plan bonus opportunities are initially denominated in cash and do not include a right to receive stock, as described in the footnotes to the Summary Compensation Table, when the Compensation Committee decides after the performance year is over to pay a portion of the Incentive Plan awards for such fiscal year in RSUs we present such RSUs as Non-Equity Incentive Plan Compensation in column (g) of the Summary Compensation Table for the performance year rather than as Equity Awards in column (e) of the Summary Compensation Table in the year of grant. To avoid double-counting such awards when calculating “Compensation Actually Paid to PEO” in column (c) and “Average Compensation Actually Paid to Non-PEO NEOs” in column (e), they are neither deducted nor added in the year of grant, consistent with their presentation in the Summary Compensation Table. Similarly, for periods prior to the Corporate Conversion, the adjustments below do not include partnership-unit based awards granted pursuant to the Incentive Plan and reported in column (g) in the Summary Compensation Table in the applicable performance year at full notional value and not subsequently reportable as “Equity Awards” in column (e) of the Summary Compensation Table.

For full fiscal years after the Corporate Conversion, “Compensation Actually Paid to PEO” in column (c) and “Average Compensation Actually Paid to Non-PEO NEOs” in column (e) reflect the following adjustments from Total Compensation amounts reported in the Summary Compensation Table: (i) the dividend or dividend equivalents paid in the applicable period; (ii) the increase or decrease in fair market value of any unvested RSUs or RSAs issued in previous years and held by the PEO or non-PEO NEOs as of December 31 of the applicable period from their fair market value as of December 31 of the prior period; (iii) the increase or decrease from the grant date in fair market value of any unvested RSUs issued in the applicable period held by the PEO and non-PEO NEOs as of December 31 of the applicable period from their grant date; and (iv) the increase or decrease in fair market value from December 31 of the prior year of any RSUs or RSAs issued in previous years that vested during the applicable period.

Adjustments to Determine Compensation Actually Paid to PEO	2024	2023	2022	2021	2020
Deduction for change in actuarial present value of accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	—	—	—	—	—
Increase for aggregate of service cost and prior service cost for all defined benefit and actuarial pension plans reported in the Summary Compensation Table	—	—	—	—	—
Deduction for amounts reported under the “Equity Awards” column in the Summary Compensation Table	—	$(2,044,535)	—	$(7,831,243)	—
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—	—	—
Increase/decrease for change in fair value from grant date of stock and option awards granted during year that are outstanding and unvested as of year-end	$1,895,142	—	—	—	—
Adjustments to Determine Compensation Actually Paid to PEO	2024	2023	2022	2021	2020
Increase/deduction for change in fair value as of year-end (from prior year-end) of stock and option awards granted in any prior year that were outstanding and unvested as of year-end	—	—	—	—	—
Increase for fair value as of vesting date of stock and option awards granted and vested in the same year	—	$2,044,535	—	$7,831,243	—
Increase/deduction for change in fair value as of vesting date (from prior year-end) of stock and option awards granted in any prior year for which all vesting conditions were satisfied during year or at year-end	—	—	—	—	—
Deduction for fair value as of prior year-end of stock and option awards granted in any prior year that were forfeited during year	—	—	—	—	—
Increase for dollar value of any dividends or other earnings paid on stock or option awards in the year prior to the vesting date that are not otherwise included in total compensation for the year	—	$62,899	$87,397	$44,596	$59,178
Total Adjustments	$1,895,142	$62,899	$87,397	$44,596	$59,178
Adjustments to Determine Compensation Actually Paid to Non-PEO NEOs	2024	2023	2022	2021	2020
Deduction for change in actuarial present value of accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	—	—	—	—	—
Increase for aggregate of service cost and prior service cost for all defined benefit and actuarial pension plans reported in the Summary Compensation Table	—	—	—	—	—
Deduction for amounts reported under the “Equity Awards” column in the Summary Compensation Table	—	$(406,908)	—	$(111,565)	$(418,239)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—	—	—
Increase/deduction for change in fair value from grant date of stock and option awards granted during year that are outstanding and unvested as of year-end	$149,256	—	—	—	—
Adjustments to Determine Compensation Actually Paid to Non-PEO NEOs	2024	2023	2022	2021	2020
Increase/deduction for change in fair value as of year-end (from prior year-end) of stock and option awards granted in any prior year that were outstanding and unvested as of year-end	$306,511	—	—	—	—
Increase for fair value as of vesting date of stock and option awards granted and vested in the same year	—	$406,908	—	$111,565	$418,239
Increase/deduction for change in fair value as of vesting date (from prior year-end) of stock and option awards granted in any prior year for which all vesting conditions were satisfied during year or at year-end	—	—	—	—	—
Deduction for fair value as of prior year-end of stock and option awards granted in any prior year that were forfeited during year	$174,057	—	—	—	—
Increase for dollar value of any dividends or other earnings paid on stock or option awards in the year prior to the vesting date that are not otherwise included in total compensation for the year	$52,829	$62,899	$87,397	$44,596	$59,178
Total Adjustments	$682,653	$62,899	$87,397	$44,596	$59,178

[3]	The non-PEO NEOs in fiscal years 2023 and 2024 consisted of Messrs. Merkel, Windeatt, and Hauf. The non-PEO NEOs in fiscal year 2022 consisted of Messrs. Merkel, Windeatt, Hauf and Steven Bisgay. Mr. Bisgay served as Chief Financial Officer of the Company until June 6, 2022, and Mr. Hauf began serving as Chief Financial Officer on that date. When calculating the average compensation for the non-PEO NEOs in fiscal year 2022, each of Messrs. Bisgay and Hauf are included in the denominator of such calculation. The non-PEO NEOs in fiscal year 2021 consisted of Messrs. Merkel, Windeatt, and Bisgay, who each served for the entirety of the year. The non-PEO NEOs in fiscal year 2020 consisted of Messrs. Merkel, Windeatt, Bisgay, and Shaun Lynn. Mr. Lynn served as President of the Company until October 1, 2020, when he became Vice Chairman of the Company and no longer served as an executive officer. Accordingly, when calculating the average compensation for the non-PEO NEOs in fiscal year 2020, Mr. Lynn’s compensation for the entire year is included, as he continued his service to the Company after ceasing to be an executive officer. When calculating Mr. Windeatt’s portion of the average compensation for the non-PEO NEOs for each fiscal year, his portion was calculated using the applicable exchange rate as set forth in the notes to the Summary Compensation Table.
[4]	The peer group consists of Compagnie Financière Tradition SA and TP ICAP Group plc. The returns of the peer group companies have been weighted according to their U.S. dollar stock market capitalization for purposes of arriving at a peer group average. TSR is calculated as the cumulative total stockholder return, on a gross dividend reinvestment basis, of $100 invested in shares of each of the Company and the peer group on December 31, 2019.
[5]	The Company selected Total Revenues to be the most important financial performance measure that is not otherwise required to be disclosed in the table above used by the Company to link “compensation actually paid” to its NEOs for the most recently completed fiscal year to its performance. While Total Revenues was chosen for this table, our executive compensation programs use a balanced portfolio of measures to drive short- and long-term objectives aligned with our strategy and shareholder interests as further described in our Compensation Discussion and Analysis above.